Equity - contributed equity - Summary of equity - contributed equity (Detail) - AUD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of classes of share capital [abstract]
Ordinary shares - fully paid	809,418,734	332,850,784	228,029,114
Ordinary shares - fully paid	$ 123,046	$ 101,638	$ 97,452